SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Contract Liabilities (Details) - Athena Technology Solutions Holdings, LLC - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Contract Liabilities [Line Items]
Balance at beginning of year	$ 10,942	$ 3,162	$ 3,162	$ 6,045
New additions to contract liabilities			10,264	2,535
Revenue recognized that was included in deferred revenue at the beginning of the period	2,300	$ 1,100	(2,484)	(5,418)
Balance at end of year	$ 21,190		$ 10,942	$ 3,162